                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KBC Asset Management SA
Address: 5, Place de la Gare
         L-1616 Luxembourg

Form 13F File Number: 028-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:    Antoon Termote
Title:   Chairman of the Executive Committee
Phone:   352 47 97 1

Name:    Edwin De Boeck
Title:   Executive Director
Phone:   352 47 97 1

Signature, Place, and Date of Signing:


         /s/ Antoon Termote                 Luxembourg             02/20/09.
------------------------------------    -------------------   ------------------
             [Signature]                   [City, State]            [Date]


        /s/ Edwin De Boeck                  Luxembourg             02/20/09 .
------------------------------------    -------------------   ------------------
             [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]

Form 13F File Number   Name
--------------------   ----
028-13043              KBC Group NV